Note Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Note Payable
8. Note Payable
Amended and restated Loan and Security Agreement
On June 28, 2022, the Company drew an additional $10,000 from Tranche 1 of the Amended and Restated Loan and Security Agreement with Silicon Valley Bank. The Company is required to make interest-only payments through May 2023 before beginning to repay the $15,000 in outstanding principal in 24 equal monthly payments on the first day of each month beginning June 1, 2023, plus interest. In relation to this additional draw of $10,000, the Company incurred $500 of debt issuance costs in the form of a final payment fee.
At June 30, 2022, the Company had outstanding principal of $15,000. The Company recognized interest expense related to debt issuance costs of $81 for the six months ended June 30, 2022. The interest rate in effect as of June 30, 2022 was 8.5%. At June 30, 2022, the carrying amount of the note payable is as follows:

Note payable, long term	$14,375
Final Payment	750
Unamortized debt issuance costs	(912)

Note payable, long term (net of debt issuance costs)	$14,213

Future minimum principal payments due under the Amended and Restated Loan and Security Agreement, excluding the Final Payment, are as follows:

Years Ending December 31,
Remainder of 2022	—
2023	4,375
2024	7,500
2025	3,125

Total	$15,000

7.	Note Payable
Amended and restated Loan and Security Agreement
On May 25, 2021, the Company entered into an Amended and Restated Loan and Security Agreement with Silicon Valley Bank (“SVB”) and SVB Innovation Credit Fund VIII, L.P. (“SVB Innovation Fund”) (collectively, the “Lenders”). On May 25, 2021, using the proceeds from the Amended and Restated Loan and Security Agreement, the Company paid SVB the then outstanding principal of $2,000 under the August 10, 2020 First Loan Modification Agreement with SVB (“First Loan Modification Agreement”). The Company recorded a loss on extinguishment of debt of $181 for the year ended December 31, 2021 related to unamortized debt issuance costs and fees paid on behalf of the Lenders.
The Amended and Restated Loan and Security Agreement allowed the Company to draw up to $50,000 in financing through three tranches. A total of $35,000 is available immediately in Tranche 1 and of that amount, a draw of $5,000 was mandatory upon the closing date. The remaining $30,000 of Tranche 1 is available at any time through June 30, 2022 (extended to September 30, 2022 if the aggregate original principal amount drawn prior to June 30, 2022 is equal to at least $15,000) and must be taken in minimum of $5,000 increments. The remaining two tranches are available subject to certain contingent events:

•	Tranche 2—$5,000, is available following the achievement of a certain revenue milestone, the occurrence of which must be on or prior to December 31, 2022 or prior to an event of default.

•
Tranche 3—$10,000, is available based on the satisfaction of certain conditions, including a certain revenue milestone, and at sole discretion of the Lenders, the occurrence of which must be on or prior to December 31, 2022 or prior to an event of default.

The Company borrowed $5,000 in May 2021 and will make interest-only payments through May 2023 before beginning to repay the outstanding principal in 24 equal monthly payments on the first day of each month beginning June 1, 2023, plus interest. The maturity date of the Amended and Restated Loan and Security Agreement is May 1, 2025. Upon achieving the Tranche 2 milestone, interest-only payments shall be extended by 12 months followed by 12 equal monthly payments of principal plus interest.
The Amended and Restated Loan and Security Agreement accrues interest on each advance at a per annum rate of the greater of (a) the Wall Street Journal prime rate plus 3.75% or (b) 7.0%. The Company can elect to prepay all, but not less than all, of the advances drawn prior to the maturity date. The Company will be required to pay a prepayment fee, calculated by multiplying the outstanding principal balance outstanding immediately prior to such prepayment by (a) 3.0%, if repaid on or prior to May 25, 2022, (b) 2.0%, if repaid after May 25, 2022, but on or prior to May 25, 2023, or (c) 1.0%, if repaid after May 25, 2023. The Company will be required to make a final payment equal to 5.0% of the total amounts drawn from each tranche (the “Final Payment”), due upon the earliest of maturity, prepayment or termination of the amounts drawn under the Amended and Restated Loan and Security Agreement.
The Loan and Security Agreement is secured by substantially all of the Company’s personal property assets, including accounts receivable, equipment, license agreements, general intangibles, inventory and investment property, and all of the proceeds and products of the foregoing. The Company is also subject to certain financial and non-financial
covenants in the Loan and Security Agreement, including requirements to maintain operating and deposit accounts with the lender and restrictions on certain corporate actions.
Upon closing of the Amended and Restated Loan and Security Agreement, the Company entered into warrant agreements with the Lenders (“Warrant Agreements”). As part of the Warrant Agreements, the Company issued fully-vested warrants to purchase 73,274 shares of common stock to the Lenders with an exercise price of $4.40 per share with a fair value of $268 on the date of issuance (see Note 9 for details). There are warrants to purchase an additional 122,122 shares that become available under the Warrant Agreements when aggregate term loan advances exceed $5,000. The additional shares to be issued are calculated by multiplying the 122,122 shares by the amount of term loan advances in excess of $5,000 and dividing the total by $45,000.
In relation to the entering into the Amended and Restated Loan and Security Agreement, the Company incurred a total of $559 of debt issuance costs (including the value of the warrants granted to the Lenders, plus the $250 Final Payment). The Company is amortizing the deferred issuance costs to interest expense on the effective interest method through the maturity date of the Amended and Restated Loan and Security Agreement. Interest expense related to debt issuance costs was $306 for the year ended December 31, 2021. The interest rate in effect as of December 31, 2021 was 7.0%. At December 31, 2021, the carrying amount of the note payable is as follows:

Note payable	$5,000
Final Payment	250
Unamortized debt issuance costs	(466)

Note payable, net of debt issuance costs	$4,784

As of December 31, 2021, future annual principal payments due under the Amended and Restated Loan and Security Agreement, excluding the Final Payment, are as follows:

Years Ending December 31,
2022	—
2023	$1,250
2024	2,500
2025	1,250

Total	$5,000